WARRANTS FOR COMMON STOCK	12 Months Ended
Dec. 31, 2012
WARRANTS FOR COMMON STOCK [Abstract]
WARRANTS FOR COMMON STOCK

NOTE 10. - WARRANTS FOR COMMON STOCK

In connection with the January 25, 2011 Private Placement and Merger, the Company issued five year warrants ("January 25, 2011 Warrants") to purchase shares of common stock of 22nd Century Group. These warrants contain "down round" provisions which provide for adjustments to the exercise price if the Company issues common shares of stock of 22nd Century Group at a price that is less than the respective warrant exercise prices. This provision is a guarantee of value which requires that these warrants be classified as derivatives for accounting purposes which means they are reported as a liability and marked to market at each balance sheet date. As a result of the equity securities issued during 2012, the "down round provision" of the January 25, 2011 Warrants was triggered and the adjusted warrants now outstanding are: 5,482,055 with an exercise price of $2.73 per share and 3,947,232 with an exercise price of $1.39 per share. The original amount of the warrant liability related to the 5,482,055 warrants was $1,550,000 and was recorded as a reduction of equity on January 25, 2011; the original amount of the warrant liability related to the 3,947,232 warrants is $1,511,750, and, because it was recorded as a liability, the portion of proceeds from the Private Placement that was recorded as contributed capital was reduced accordingly. As a result of equity securities issued subsequent to December 31, 2012 there are 4,010,519 warrants with an exercise price of $1.37 per share and 5,615,454 warrants with an exercise price of $2.67 per share outstanding.

As a result of the equity securities issued during 2012, 193,200 warrants issued upon partial conversion of the December 14, 2011 Convertible Notes now amount to 213,638 five year warrants with an exercise price of $1.36 per share because these warrants include "down round provisions" and resulted in a derivative liability upon issuance of approximately $152,000. All 213,638 of these warrants are outstanding as of December 31, 2012. As a result of equity securities issued subsequent to December 31, 2012 there are now 236,456 warrants outstanding with an exercise price of $1.23 per share.

As a result of the equity securities issued during the second half of 2012, 1,710,833 warrants to purchase common stock issued in the May 2012 private placement now amount to 1,710,833 five year warrants with an exercise price of $0.60 per share because these warrants include "down round provisions" and resulted in a derivative liability upon issuance of approximately $1,841,000. All 1,710,833 of these warrants are outstanding as of December 31, 2012.

The convertible notes issued in August 2012 require the Company to issue at least 185,500 warrants ($1.00 per share five year term) and resulted in a derivative liability upon issuance of the notes of approximately $92,750.

All 1,619,000 warrants to purchase common stock issued in the November 2012 private placement (originally $1.00 per share five year term) are outstanding as of December 31, 2012. These warrants include "down round provisions" and resulted in a derivative liability upon issuance of approximately $353,747. As a result of equity securities issued subsequent to December 31, 2012 the exercise price of these warrants has been adjusted to $0.60 per share.

The Company estimates the value of warrant liability upon issuance of the warrants and at each balance sheet date using the binomial lattice model to allocate total enterprise value to the warrants and other securities in the Company's capital structure. Volatility was estimated based on historical observed equity volatilities and implied (forward) or expected volatilities for a sample group of guideline companies and consideration of recent market trends. The following table is a roll-forward of the warrant liability:

Fair value of warrant liability upon issuance - January 25, 2011	$3,061,750
Gain as a result of change in fair value	(2,511,750)
Fair value at December 31, 2011	550,000
Fair value of warrant liability upon partial conversion of December 14, 2011 Notes	152,100
Fair value of warrant liability upon issuance - May 15, 2012	1,841,000
Fair value of warrant liability related to minimum warrants issuable upon maturity of August 9, 2012 convertible notes	92,750
Fair value of warrant liability upon issuance - November 9, 2012	353,747
Loss as a result of change in fair value	1,183,543
Fair value at December 31, 2012	$4,173,140

The aggregate net loss on warrant liabilities for the year ended December 31, 2012 amounted to $1,183,543 and is included in other income and expense as part of "warrant liability-net" in the accompanying consolidated statement of operations. The amount for the year ended December 31, 2012 also includes a charge to other expense as a result of warrant liabilities issued in connection with the May private placement in excess of the proceeds raised in the amount of $814,500.

ASC 820 - "Fair Value Measurements and Disclosures" establishes a valuation hierarchy for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.
•	Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.
•	Level 3 inputs are unobservable inputs based on the Company's own assumptions used to measure assets and liabilities at fair value.

A financial asset or liability's classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. The warrant liability is measured at fair value using certain estimated factors such as volatility and probability which are classified within Level 3 of the valuation hierarchy. Significant unobservable inputs are used in the fair value measurement of the Company's derivative warrant liabilities include volatility. Significant increases (decreases) in the volatility input would result in a significantly higher (lower) fair value measurement.

The following table summarizes the warrant activity since December 31, 2010:

Number of Warrants

Warrants outstanding at December 31, 2010	-
January 25, 2011 Warrants issued	8,668,701
Warrants exercised during 2011	-
Warrants outstanding at December 31, 2011	8,668,701
Warrants issued	3,523,033
Additional warrants due to anti-dilution provisions	780,930
Warrants exercised during 2012	-
Warrants outstanding at December 31, 2012	12,972,664